Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2019
Accrued Expenses and Other Payables
Accrued Expenses and Other Payables	(12) Accrued Expenses and Other Payables Accrued expenses and other payables consisted of the following:

	December 31, 2019		December 31, 2018
	RMB	US$	RMB
Other payables	5,454	783	5,072

	5,454	783	5,072